Condensed Balance Sheets - USD ($)	Jun. 30, 2023	May 31, 2023	Dec. 31, 2022	May 31, 2022	Dec. 31, 2021
Current assets:
Cash	$ 57,726		$ 67,944		$ 67,944
Prepaid expenses	60,918		69,715		418,750
Prepaid income taxes	9,433
Total Current Assets	128,077	$ 14,712,542	137,659		486,694
Investments and cash held in Trust Account	18,081,361		20,152,710		276,026,092
Equity-method investments		3,381,683
TOTAL ASSETS	18,209,438		20,290,369		276,512,786
Current liabilities:
Accounts payable and accrued expenses	819,152		317,199		317,564
Advance from related parties	2,360,252		651,799		135,836
Excise tax payable	32,930
Income taxes payable			68,061
Total Current Liabilities	3,212,334	7,289,746	1,037,059		453,400
Deferred underwriting fee payable	3,643,200		9,660,000		9,660,000
Warrant liabilities	583,200		583,200		9,832,800
Total noncurrent liabilities
TOTAL LIABILITIES	7,438,734		11,280,259		19,946,200
Commitments and Contingencies
Class A common stock subject to possible redemption	17,926,097		20,110,081
Stockholders’ Deficit
Preferred stock, value
Additional paid-in capital
Accumulated deficit	(7,156,083)		(11,100,661)		(19,434,104)
Total Stockholders’ Deficit	(7,155,393)	17,595,633	(11,099,971)	5,831,844	(19,433,414)
TOTAL LIABILITIES, CLASS A COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION, AND STOCKHOLDERS’ DEFICIT	18,209,438		20,290,369		276,512,786
Unique Logistics International, Inc.
Current assets:
Cash		6,744,238		1,422,393
Accounts receivable, net		41,402,435		74,746,036
Contract assets		2,886,779		30,970,581
Other current assets and prepaids		9,293,533		1,404,021
Total Current Assets		60,326,985		108,543,031
Property and equipment, net		609,785		188,889
Goodwill		20,516,018		4,463,129
Intangible assets, net		12,865,093		7,337,704
Equity-method investments		3,381,683
Operating lease right-of-use assets, net		10,269,516		2,408,098
Deferred tax asset, net				942,748
Deferred offering cost		2,419,976		506,502
Other noncurrent assets		1,133,674		521,834
Total other noncurrent assets		50,585,960		16,180,015
TOTAL ASSETS		111,522,730		124,911,935
Current liabilities:
Accounts payable		25,132,388		49,028,862
Accrued expenses and current liabilities		8,594,947		5,666,159
Accrued freight		3,489,957		9,240,650
Contract liabilities				468,209
Revolving credit facility		8,050,227		38,141,451
Current portion of notes payable				608,333
Current portion of notes payable to related parties		4,801,310		301,308
Current portion of operating lease liability		2,379,774		912,618
Total Current Liabilities		52,448,603		104,367,590
Notes payable		4,000,000
Notes payable to related parties, net of current portion		8,750,000		397,968
Operating lease liability, net of current portion		8,212,445		1,593,873
Derivative liabilities		11,558,261		12,437,994
Deferred tax liability, net		4,405,442
Other noncurrent liabilities		4,552,346		282,666
Total noncurrent liabilities		41,478,494		14,712,501
TOTAL LIABILITIES		93,927,097		119,080,091
Commitments and Contingencies
Stockholders’ Deficit
Preferred stock, value
Common stock value		799,142		687,197
Additional paid-in capital		180,220		292,155
Accumulated other comprehensive income		3,258
Retained earnings		13,066,109		4,851,541
Total Stockholders’ Deficit		14,049,670		5,831,844
TOTAL LIABILITIES, CLASS A COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION, AND STOCKHOLDERS’ DEFICIT		111,522,730		124,911,935
Equity attributable to noncontrolling interests		3,545,963
Total Stockholders’ Equity		17,595,633		5,831,844
Class A Common Stock
Current liabilities:
Class A common stock subject to possible redemption	17,926,097		20,110,081		276,000,000
Stockholders’ Deficit
Common stock value
Class B Common Stock
Stockholders’ Deficit
Common stock value	$ 690		$ 690		$ 690
Series A Convertible Preferred stock | Unique Logistics International, Inc.
Stockholders’ Deficit
Preferred stock, value		120		130
Series B Convertible Preferred stock | Unique Logistics International, Inc.
Stockholders’ Deficit
Preferred stock, value		821		821
Series C Convertible Preferred stock | Unique Logistics International, Inc.
Stockholders’ Deficit
Preferred stock, value
Series D Convertible Preferred Stock | Unique Logistics International, Inc.
Stockholders’ Deficit
Preferred stock, value